Document and Entity Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Document Information [Line Items]
Document Type	8-K	8-K
Amendment Flag	false	false
Document Period End Date	Mar. 31, 2012
Trading Symbol	MWV	MWV
Entity Registrant Name	MEADWESTVACO CORP	MEADWESTVACO CORP
Entity Central Index Key	0001159297